As filed with the Securities and Exchange Commission on October 22, 2018
File No. 033-38074
File No. 811-06260

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-effective Amendment No. 90	[	X	]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-effective Amendment No. 88	[	X	]

(Check appropriate box or boxes)

QUAKER INVESTMENT TRUST
(as successor to Quaker Investment Trust, a Massachusetts business trust)
(Exact Name of Registrant as Specified in Charter)

c/o Community Capital Management, Inc.
2500 Weston Road, Suite 101
Weston, FL 33331
(Address of Principal Executive Offices)

Registrant's Telephone Number, including area code (800) 220-8888

Please send copies of all communications to:
Jonathan M. Kopcsik, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098
(215) 564-8099

Alyssa Greenspan
2500 Weston Road, Suite 101
 Weston, FL 33331

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 90 to the Registration Statement of Quaker Investment Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 89 on Form N‑1A filed October 2, 2018.  This PEA No. 90 is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 89 to the Trust’s Registration Statement for its series: Quaker Global Tactical Allocation Fund, Quaker Mid-Cap Value Fund, Quaker Small/Mid Cap Impact Value Fund and Quaker Impact Growth Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Quaker Investment Trust certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 90 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Weston, FL on the 22nd day of October, 2018.

QUAKER INVESTMENT TRUST

By: /s/ Alyssa Greenspan
Alyssa Greenspan
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment No. 90 to the registration statement on Form N-1A has been signed by the following persons in the capacities indicated:

Signature	Title	Date

James R. Brinton*
James R. Brinton	Chairman and Trustee	October 22, 2018

/s/ Alyssa Greenspan
Alyssa Greenspan	President and Trustee	October 22, 2018

Gary E. Shugrue*
Gary E. Shugrue	Trustee	October 22, 2018

Warren West*
Warren West	Trustee	October 22, 2018

Everett T. Keech*
Everett T. Keech	Trustee	October 22, 2018

David K. Downes*
David K. Downes	Treasurer	October 22, 2018

*By: /s/ Alyssa Greenspan
Attorney-in-Fact
(Pursuant to Powers of Attorney previously filed)

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EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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